Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Parenthetical) (Details) - VIEs - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Cash paid for technical service fees.	¥ 1,611.0	¥ 1,647.0	¥ 1,540.0
Consideration for transfer of equity shares			586.0
Cash received for provision of goods and services	¥ 263.0	168.0	13.0
Net cash inflows (outflows)		¥ (30.5)	¥ 41.6